UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP GROWTH FUND

FORM N-Q

JULY 31, 2016

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited)	July 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 1.7%
Fox Factory Holding Corp.	1,001,268	$19,214,333	*
Gentherm Inc.	807,179	27,088,927	*

Total Auto Components		46,303,260

Distributors - 2.6%
Core-Mark Holding Co. Inc.	1,508,948	73,878,094

Diversified Consumer Services - 1.3%
LifeLock Inc.	2,238,050	37,442,577	*

Hotels, Restaurants & Leisure - 2.7%
Buffalo Wild Wings Inc.	364,927	61,293,139	*
Noodles & Co.	359,834	2,659,173	*
Red Robin Gourmet Burgers Inc.	214,610	10,378,540	*

Total Hotels, Restaurants & Leisure		74,330,852

Internet & Catalog Retail - 0.8%
Liberty TripAdvisor Holdings Inc., Class A Shares	968,019	22,913,010	*

Media - 1.4%
Lions Gate Entertainment Corp.	2,011,852	40,216,921

Specialty Retail - 3.0%
Hibbett Sports Inc.	757,076	26,437,094	*
Monro Muffler Brake Inc.	920,035	57,612,592

Total Specialty Retail		84,049,686

TOTAL CONSUMER DISCRETIONARY		379,134,400

CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 2.4%
Casey’s General Stores Inc.	495,621	66,185,228

ENERGY - 1.5%
Energy Equipment & Services - 1.5%
Newpark Resources Inc.	3,402,766	21,505,481	*
TETRA Technologies Inc.	3,582,809	21,532,682	*

TOTAL ENERGY		43,038,163

FINANCIALS - 6.3%
Banks - 3.1%
SVB Financial Group	293,415	29,464,734	*
Western Alliance Bancorp	1,713,391	58,306,696	*

Total Banks		87,771,430

Capital Markets - 2.5%
Financial Engines Inc.	1,569,506	41,419,263
WisdomTree Investments Inc.	2,886,043	28,687,268

Total Capital Markets		70,106,531

Insurance - 0.7%
American Equity Investment Life Holding Co.	1,320,998	21,043,498

TOTAL FINANCIALS		178,921,459

HEALTH CARE - 22.1%
Biotechnology - 1.3%
Acorda Therapeutics Inc.	859,213	21,720,905	*
MiMedx Group Inc.	1,992,356	14,922,746	*

Total Biotechnology		36,643,651

Health Care Equipment & Supplies - 6.5%
Endologix Inc.	2,535,718	35,778,981	*
Insulet Corp.	1,849,953	65,469,837	*
Integra LifeSciences Holdings Corp.	579,804	48,860,083	*
Novadaq Technologies Inc.	2,294,353	24,457,803	*
Penumbra Inc.	110,509	7,548,870	*

Total Health Care Equipment & Supplies		182,115,574

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Health Care Providers & Services - 3.1%
Diplomat Pharmacy Inc.	1,120,326	$40,253,313	*
Mednax Inc.	436,647	30,089,345	*
Surgery Partners Inc.	940,443	17,050,232	*

Total Health Care Providers & Services		87,392,890

Health Care Technology - 5.3%
athenahealth Inc.	448,304	57,288,768	*
Medidata Solutions Inc.	1,427,044	75,847,388	*
Vocera Communications Inc.	1,198,087	17,719,707	*

Total Health Care Technology		150,855,863

Life Sciences Tools & Services - 4.6%
Cambrex Corp.	556,588	29,170,777	*
ICON PLC	777,871	60,417,241	*
INC Research Holdings Inc., Class A Shares	915,748	40,759,943	*

Total Life Sciences Tools & Services		130,347,961

Pharmaceuticals - 1.3%
Pacira Pharmaceuticals Inc.	981,276	35,571,255	*

TOTAL HEALTH CARE		622,927,194

INDUSTRIALS - 15.5%
Aerospace & Defense - 2.5%
Astronics Corp.	345,475	13,221,328	*
Orbital ATK Inc.	665,102	57,943,686

Total Aerospace & Defense		71,165,014

Air Freight & Logistics - 1.1%
XPO Logistics Inc.	1,024,671	30,350,755	*

Building Products - 2.5%
Masonite International Corp.	261,690	18,273,813	*
Trex Co. Inc.	1,067,544	51,775,884	*

Total Building Products		70,049,697

Commercial Services & Supplies - 3.3%
Copart Inc.	1,063,003	53,617,871	*
US Ecology Inc.	885,125	40,096,163

Total Commercial Services & Supplies		93,714,034

Machinery - 5.1%
Chart Industries Inc.	1,022,515	30,695,900	*
IDEX Corp.	645,820	57,988,178
Tennant Co.	871,692	55,858,023

Total Machinery		144,542,101

Trading Companies & Distributors - 1.0%
H&E Equipment Services Inc.	1,434,290	26,706,480

TOTAL INDUSTRIALS		436,528,081

INFORMATION TECHNOLOGY - 34.2%
Electronic Equipment, Instruments & Components - 2.7%
MTS System Corp.	781,315	37,057,770
OSI Systems Inc.	652,966	38,831,888	*

Total Electronic Equipment, Instruments & Components		75,889,658

Internet Software & Services - 11.4%
comScore Inc.	1,037,520	26,923,644	*
Cornerstone OnDemand Inc.	1,353,340	58,450,755	*
Envestnet Inc.	925,263	35,317,289	*
GrubHub Inc.	717,260	27,198,499	*

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Internet Software & Services - (continued)
LivePerson Inc.	2,970,537	$19,828,334	*(a)
MercadoLibre Inc.	384,967	58,930,748
MINDBODY Inc., Class A Shares	985,099	17,308,189	*
New Relic Inc.	168,957	5,818,879	*
Wix.com Ltd.	516,363	18,382,523	*
XO Group Inc.	684,272	12,474,279	*
Zillow Group Inc., Class C Shares	1,056,923	41,484,228	*

Total Internet Software & Services		322,117,367

IT Services - 3.5%
Cardtronics PLC, Class A Shares	730,411	32,130,780	*
MAXIMUS Inc.	1,135,879	66,925,991

Total IT Services		99,056,771

Semiconductors & Semiconductor Equipment - 4.1%
Integrated Device Technology Inc.	2,028,610	44,609,134	*
Monolithic Power Systems Inc.	740,091	53,819,418
Ultratech Inc.	666,444	16,287,891	*

Total Semiconductors & Semiconductor Equipment		114,716,443

Software - 12.5%
Aspen Technology Inc.	1,167,799	48,919,100	*
Barracuda Networks Inc.	1,830,596	40,419,560	*
BroadSoft Inc.	1,153,323	51,703,470	*
Fortinet Inc.	2,028,976	70,385,177	*
HubSpot Inc.	330,667	18,051,111	*
Imperva Inc.	958,148	45,147,934	*
Qualys Inc.	1,066,516	33,477,937	*
Varonis Systems Inc.	472,794	12,146,078	*
Verint Systems Inc.	899,073	31,710,305	*

Total Software		351,960,672

TOTAL INFORMATION TECHNOLOGY		963,740,911

MATERIALS - 1.2%
Chemicals - 1.2%
Balchem Corp.	550,757	35,176,850

TOTAL COMMON STOCKS (Cost - $2,057,886,583)		2,725,652,286

PREFERRED STOCKS - 0.9%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Turn Inc., Series E Shares	878,957	2,531,396	*(b)(c)(d)

INFORMATION TECHNOLOGY - 0.8%
Software - 0.8%
AppDynamics Inc., Series E Shares	690,354	10,410,538	*(b)(c)(d)
Datastax Inc.	891,687	3,531,081	*(b)(c)(d)
DocuSign Inc.	628,342	10,298,525	*(b)(c)(d)

TOTAL INFORMATION TECHNOLOGY		24,240,144

TOTAL PREFERRED STOCKS (Cost - $32,563,515)		26,771,540

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONVERTIBLE BONDS & NOTES - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Turn Inc., Subordinated Convertible Promissory Note (Cost - $273,359)	1.480%	3/2/23	$273,359	$273,359	(b)(c)(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,090,723,457)				2,752,697,185

			SHARES
SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $47,403,761)	0.460		47,403,761	47,403,761

TOTAL INVESTMENTS - 99.3% (Cost - $2,138,127,218#)				2,800,100,946
Other Assets in Excess of Liabilities - 0.7%				18,520,118

TOTAL NET ASSETS - 100.0%				$2,818,621,064

*	Non-income producing security.

(a)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At July 31, 2016, the total market value of investments in Affiliated Companies was $19,828,334 and the cost was $30,448,768 (See Note 3).

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Illiquid security.

(d)	Restricted security (See Note 4).

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$2,725,652,286	—	—	$2,725,652,286
Preferred Stocks:
Consumer Discretionary	—	—	$2,531,396	2,531,396
Information Technology	—	—	24,240,144	24,240,144
Convertible Bonds & Notes	—	—	273,359	273,359

Total Long-Term Investments	$2,725,652,286	—	$27,044,899	$2,752,697,185

Short-Term Investments†	$47,403,761	—	—	$47,403,761

Total Investments	$2,773,056,047	—	$27,044,899	$2,800,100,946

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$840,905,434
Gross unrealized depreciation	(178,931,706)

Net unrealized appreciation	$661,973,728

3. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended July 31, 2016:

	Affiliate Value at October 31, 2015	Purchased		Sold		Dividend Income	Affiliate Value at July 31, 2016	Realized Gain (Loss)
Company		Cost	Shares	Cost	Shares
LivePerson Inc.	$23,674,381	$359,690	52,901	$1,553,569	117,541	—	$19,828,334	$(796,151)
MINDBODY Inc.*	15,512,534	380,233	25,646	502,354	32,397	—	—	(73,155)
Trex Co. Inc.*	65,020,450	1,363,450	37,423	24,516,824	634,083	—	—	4,887,815

	$104,207,365	$2,103,373		$26,572,747		—	$19,828,334	$4,018,509

*	This security is no longer an affiliated company as of July 31, 2016.

4. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares/Face Amount	Acquisition Date	Cost	Fair Value at 7/31/2016	Value per Share/Face Amount	Percent of Net Assets
AppDynamics Inc., Series E Shares	690,354	7/14	$6,836,023	$10,410,538	$15.08	0.37%
Datastax Inc.	891,687	8/14	6,399,994	3,531,081	3.96	0.12
DocuSign Inc.	628,342	4/15	11,996,997	10,298,525	16.39	0.37
Turn Inc., Series E Shares	878,957	12/13	7,330,501	2,531,396	2.88	0.09
Turn Inc., Subordinated Convertible Promissory Note	$273,359	3/16	273,359	273,359	100.00	0.01

			$32,836,874	$27,044,899		0.96%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016